NOTES PAYABLE (Details)	12 Months Ended
	Sep. 30, 2016 USD ($)	Sep. 30, 2017 USD ($)	Sep. 30, 2016 CNY (¥)
Notes Payable, Current	$ 3,897,426	$ 0	¥ 26,000,000
Agricultural Bank Loan One [Member]
Notes Payable, Current	$ 599,604		4,000,000
Notes Payable Issuance Date	Jun. 21, 2016
Notes Payable Expiration Date	Dec. 21, 2016
Debt Instrument, Description	Bank Acceptance Bill
Agricultural Bank Loan Two [Member]
Notes Payable, Current	$ 1,049,307		7,000,000
Notes Payable Issuance Date	Aug. 04, 2016
Notes Payable Expiration Date	Feb. 04, 2017
Debt Instrument, Description	Bank Acceptance Bill
Foshan Ruigangda Trading Co., Ltd Loan One [Member]
Notes Payable, Current	$ 749,505		5,000,000
Notes Payable Issuance Date	Jul. 12, 2016
Notes Payable Expiration Date	Jan. 10, 2017
Debt Instrument, Description	Bank Acceptance Bill
Foshan Ruigangda Trading Co., Ltd Loan Two [Member]
Notes Payable, Current	$ 749,505		5,000,000
Notes Payable Issuance Date	Aug. 09, 2016
Notes Payable Expiration Date	Feb. 28, 2017
Debt Instrument, Description	Bank Acceptance Bill
Zhejiang Zhengkang Industrial Co., Ltd. Loan [Member]
Notes Payable, Current	$ 749,505		¥ 5,000,000
Notes Payable Issuance Date	Sep. 28, 2016
Notes Payable Expiration Date	Mar. 27, 2017
Debt Instrument, Description	Letter of Credit